UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Management Associates, Inc.
Address: 6220 S. Orange Blossom Trail, Suite145
         Orlando, FL  32809

13F File Number:  028-05720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth A. Lang
Title:     President
Phone:     (407) 909-1126

Signature, Place, and Date of Signing:

   /s/ Beth A. Lang     Winter Park, FL     July 25, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $62,696 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
51JOB INC                      SP ADR REP COM   316827104     1404    25010 SH       SOLE                    25010        0        0
AGRIUM INC                     COM              008916108     1440    16410 SH       SOLE                    16410        0        0
ALBEMARLE CORP                 COM              012653101     1671    24150 SH       SOLE                    24150        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109     1015    21580 SH       SOLE                    21580        0        0
ALTERA CORP                    COM              021441100     2977    64230 SH       SOLE                    64230        0        0
APPLE INC                      COM              037833100     1461     4353 SH       SOLE                     4353        0        0
CATERPILLAR INC DEL            COM              149123101     1543    14498 SH       SOLE                    14498        0        0
CELGENE CORP                   COM              151020104     1377    22825 SH       SOLE                    22825        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105      854     2770 SH       SOLE                     2770        0        0
CLIFFS NATURAL RESOURCES INC   COM              18683K101      679     7343 SH       SOLE                     7343        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     1482    20210 SH       SOLE                    20210        0        0
CONCHO RES INC                 COM              20605P101     1437    15650 SH       SOLE                    15650        0        0
CONTINENTAL RESOURCES INC      COM              212015101     1539    23710 SH       SOLE                    23710        0        0
COOPER INDUSTRIES PLC          SHS              G24140108     1654    27715 SH       SOLE                    27715        0        0
CORN PRODS INTL INC            COM              219023108     1392    25180 SH       SOLE                    25180        0        0
CSX CORP                       COM              126408103     1890    72070 SH       SOLE                    72070        0        0
DOVER CORP                     COM              260003108     1459    21515 SH       SOLE                    21515        0        0
EXPRESS SCRIPTS INC            COM              302182100     1322    24495 SH       SOLE                    24495        0        0
FOSSIL INC                     COM              349882100     1227    10425 SH       SOLE                    10425        0        0
FRONTIER OIL CORP              COM              35914P105      779    24115 SH       SOLE                    24115        0        0
HALLIBURTON CO                 COM              406216101     1570    30780 SH       SOLE                    30780        0        0
HANSEN NAT CORP                COM              411310105     1553    19185 SH       SOLE                    19185        0        0
HEALTHSPRING INC               COM              42224N101     2600    56385 SH       SOLE                    56385        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1518     8850 SH       SOLE                     8850        0        0
ITC HLDGS CORP                 COM              465685105     1453    20250 SH       SOLE                    20250        0        0
LIMITED BRANDS INC             COM              532716107      936    24350 SH       SOLE                    24350        0        0
LUBRIZOL CORP                  COM              549271104     1729    12875 SH       SOLE                    12875        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100      810    21040 SH       SOLE                    21040        0        0
MARATHON OIL CORP              COM              565849106      736    13965 SH       SOLE                    13965        0        0
MCDONALDS CORP                 COM              580135101     1383    16404 SH       SOLE                    16404        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309      930    24360 SH       SOLE                    24360        0        0
MICROSOFT CORP                 COM              594918104     1462    56215 SH       SOLE                    56215        0        0
NORDSON CORP                   COM              655663102     1786    32565 SH       SOLE                    32565        0        0
PANERA BREAD CO                CL A             69840w108     1661    13215 SH       SOLE                    13215        0        0
PERRIGO CO                     COM              714290103     1590    18095 SH       SOLE                    18095        0        0
RACKSPACE HOSTING INC          COM              750086100     1693    39610 SH       SOLE                    39610        0        0
RIVERBED TECHNOLOGY INC        COM              768573107      848    21425 SH       SOLE                    21425        0        0
STARBUCKS CORP                 COM              855244109      880    22295 SH       SOLE                    22295        0        0
SXC HEALTH SOLUTIONS CORP      COM              78505P100     2470    41925 SH       SOLE                    41925        0        0
TIFFANY & CO NEW               COM              886547108     1144    14565 SH       SOLE                    14565        0        0
WABTEC CORP                    COM              929740108     1428    21730 SH       SOLE                    21730        0        0
WALTER ENERGY INC              COM              93317Q105     1356    11710 SH       SOLE                    11710        0        0
WATERS CORP                    COM              941848103     1667    17415 SH       SOLE                    17415        0        0
WYNN RESORTS LTD               COM              983134107      891     6208 SH       SOLE                     6208        0        0